Note 12 - Deferred Exploration and Evaluation Expenditure (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for exploration and evaluation expenditures [text block]
	12/31/2024	12/31/2023
Opening balance	74,255	35,636

Exploration and feasibility investments	4,301	23,478
Share based compensation of exploration and feasibility personnel	1,743	16,424
Additions	6,044	39,902
Disposal	(459)	-
Asset retirement cost	(143)	(2,823)
Foreign currency translation adjustment of subsidiaries	(11,884)	1,540

Closing balance	67,813	74,255